Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that from March 31, 2025 up through July 24, 2025, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements, other than disclosed below.

On June 30, 2025, the Company completed its public placement. In this placement, the Company issued 25,985,000 Ordinary Shares at a price of US$0.2 per share. The Company received gross proceeds in the amount of US$5,197,000 before deducting any placement agency’s discounts or expenses.